11. SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2020
Notes
11. SEGMENTED INFORMATION

11.SEGMENTED INFORMATION

The Company has one reportable operating segment, that being the acquisition and exploration of mineral properties.  Geographical information is as follows:

	2020	2019
Non-current assets
USA	$911,875	$531,083
Peru	466,900	468,515
Canada	2,988,866	2,772,474
	$4,367,641	$3,772,072